Share option scheme and restricted stock units - Fair value per award granted (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2019 GBP (£) year shares £ / shares	Jan. 31, 2019 shares £ / shares	Jan. 31, 2018 shares
Share Options
Number of shares (in shares) | shares	23,224,188	9,168,396	8,577,236
Approved EMI scheme
Share Options
Number of shares (in shares) | shares	250,392
Unapproved scheme
Share Options
Number of shares (in shares) | shares	22,973,796
April 7, 2011 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	5,873
Exercise price of outstanding share options (in Pounds per share)	£ 0.65
Share price at grant date (in Pound per share)	£ 0.65
Fair value per option (in Pounds per share) | £	£ 0.47
Award life (years) | year	5.00
Risk free rate	2.70%
May 10, 2012 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	150,046
Exercise price of outstanding share options (in Pounds per share)	£ 0.60
Share price at grant date (in Pound per share)	£ 0.52
Fair value per option (in Pounds per share) | £	£ 0.24
Award life (years) | year	5.00
Risk free rate	1.00%
December 24, 2012 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	21,500
Exercise price of outstanding share options (in Pounds per share)	£ 0.85
Share price at grant date (in Pound per share)	£ 0.85
Fair value per option (in Pounds per share) | £	£ 0.59
Award life (years) | year	5.00
Risk free rate	0.90%
January 31, 2013 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	72,973
Exercise price of outstanding share options (in Pounds per share)	£ 0.20
Share price at grant date (in Pound per share)	£ 0.94
Fair value per option (in Pounds per share) | £	£ 0.74
Award life (years) | year	5.00
Risk free rate	1.00%
December 18, 2013 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	76,364
Exercise price of outstanding share options (in Pounds per share)	£ 0.20
Share price at grant date (in Pound per share)	£ 1.85
Fair value per option (in Pounds per share) | £	£ 1.65
Award life (years) | year	5.00
Risk free rate	1.00%
July 15, 2014 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	100,000
Exercise price of outstanding share options (in Pounds per share)	£ 0.80
Share price at grant date (in Pound per share)	£ 0.81
Fair value per option (in Pounds per share) | £	£ 0.65
Award life (years) | year	1.90
Risk free rate	0.50%
June 23, 2016 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	110,576
Exercise price of outstanding share options (in Pounds per share)	£ 0.01
Share price at grant date (in Pound per share)	£ 1.05
Fair value per option (in Pounds per share) | £	£ 1.04
Award life (years) | year	0.50
Risk free rate	0.30%
Tranche one | October 19, 2018 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	3,941,886
Exercise price of outstanding share options (in Pounds per share)	£ 0.30
Share price at grant date (in Pound per share)	£ 0.30
Fair value per option (in Pounds per share) | £	£ 0.09
Award life (years) | year	3.00
Risk free rate	0.81%
Tranche one | March 29, 2019 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	4,580,000
Exercise price of outstanding share options (in Pounds per share)	£ 0.275
Share price at grant date (in Pound per share)	£ 0.275
Fair value per option (in Pounds per share) | £	£ 0.1
Award life (years) | year	3
Risk free rate	0.63%
Tranche one | December 23, 2019 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	3,000,000
Exercise price of outstanding share options (in Pounds per share)	£ 0.21
Share price at grant date (in Pound per share)	£ 0.21
Fair value per option (in Pounds per share) | £	£ 0.08
Award life (years) | year	4
Risk free rate	0.54%
Tranche two | October 19, 2018 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	3,814,970
Exercise price of outstanding share options (in Pounds per share)	£ 0.30
Share price at grant date (in Pound per share)	£ 0.30
Fair value per option (in Pounds per share) | £	£ 0.12
Award life (years) | year	3.00
Risk free rate	0.90%
Tranche two | March 29, 2019 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	6,500,000
Exercise price of outstanding share options (in Pounds per share)	£ 0.275
Share price at grant date (in Pound per share)	£ 0.275
Fair value per option (in Pounds per share) | £	£ 0.12
Award life (years) | year	3
Risk free rate	0.63%
Tranche two | December 23, 2019 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	850,000
Exercise price of outstanding share options (in Pounds per share)	£ 0.21
Share price at grant date (in Pound per share)	£ 0.21
Fair value per option (in Pounds per share) | £	£ 0.07
Award life (years) | year	3
Risk free rate	0.54%
Restricted Stock Units (RSUs)
Other Equity Instruments
Number of shares (in shares) | shares	692,306	814,256	275,877
Share price at grant date (in Pounds per share)	£ 0.01	£ 0.01
Restricted Stock Units (RSUs) | January 11, 2019 | Unapproved scheme
Other Equity Instruments
Number of shares (in shares) | shares	692,306
Exercise price of outstanding other equity instruments (in Pounds per share)	£ 0.01
Share price at grant date (in Pounds per share)	£ 0.26
Fair value per option (in Pounds per share) | £	£ 0.25
Award life (years) | year	1.00
Risk free rate	0.79%
Warrants
Other Equity Instruments
Number of shares (in shares) | shares	43,100,425
Warrants | Consultant scheme
Other Equity Instruments
Number of shares (in shares) | shares	16,793,660
Warrants | December 24, 2019 | Consultant scheme
Other Equity Instruments
Number of shares (in shares) | shares	16,793,660
Exercise price of outstanding other equity instruments (in Pounds per share)	£ 0.22
Share price at grant date (in Pounds per share)	£ 0.21
Fair value per option (in Pounds per share) | £	£ 0.06
Award life (years) | year	3.00
Risk free rate	0.54%